Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments [Abstract]
Partnership's average net asset value	$ 130,000,000	$ 158,000,000
Open interest rate futures, maturity	10 years	10 years
Concentration of credit risk	$ 7,519,618	$ 10,942,019